Capital, Reserves and Warrants	12 Months Ended
Dec. 31, 2024
Capital, Reserves and Warrants [Abstract]
Capital, reserves and warrants

14. Capital, reserves and warrants

	December 31, 2024		December 31, 2023
	Number	US$	Number	US$
Common shares with par value of $0.002 each *	4,662,080	9,324	1,477,785	2,956
Total	4,662,080	9,324	1,477,785	2,956

	Common Shares
	(Number)
	2024	2023
As of January 1	1,477,785	59,003
Exercise of warrants and pre-funded warrants	883,556	81,274
Public Offering	377,000	555,556
LPC equity line	1,286,279	17,500
ATM program	637,460	104,147
Conversion convertible loan	-	660,345
Fractional shares	-	(40)
Total, as of December 31	4,662,080	1,477,785

*	The par value of the common shares was reduced from CHF 4.00 and changed to $0.0001 following approval by the Company’s special general meeting of October 31, 2023. Following a reverse share split in December 2023 at a ratio of 20:1 the par value increased to $0.002 per common share. In total the share capital was reduced by $3,450,605 to $2,956 and the amount of the reduction was credited to share premium.

On September 19, 2024 the Company closed a public offering of 377,000 common shares and 5,178,556 pre-funded warrants accompanied by Series A-1 common warrants to purchase up to 5,555,556 common shares and Series A-2 common warrants to purchase up to 5,555,556 common shares, at a combined public offering price of $0.72 per share (or per pre-funded warrant in lieu thereof) (the “2024 Public Offering”). The Series A-1 common warrants have an exercise price of $0.72 per share, are immediately exercisable upon issuance and will expire on the earlier of the eighteen-month anniversary of the initial issuance date or 60 days following the date the Company publicly announces positive biodistribution data for AM-401 or AM-411 nanoparticles. The Series A-2 common warrants have an exercise price of $0.72 per share, are immediately exercisable upon issuance and will expire on the earlier of the five-year anniversary of the initial issuance date or six months following the date the Company publicly announces the entry into one or more agreements relating to the further development and commercialization for AM-401 or AM-411, provided at least one such agreement covers a territory that includes all or a part of the European Union or the United States. The total gross proceeds from the offering amounted to $3,991,410 as of December 31, 2024, including an aggregate of 883,556 pre-funded warrants that have been exercised for a total amount of $1,767; 4,295,000 pre-funded warrants were still outstanding. After full exercise of pre-funded warrants gross proceeds from the offering will amount to $4,000,000. Directly related transaction costs of $664,618 were recorded as a deduction in equity. The fair value of each of the warrants issued was calculated using the Black-Scholes valuation model. The fair value calculation assumptions included average volatility of 99.60% and an annual risk-free rate of 3.62%. The total fair value of the warrants issued amounted to $5,573,321 and was recorded in equity as a cost of the offering.

On January 19, 2024, we entered into a sales agreement with H.C. Wainwright & Co., LLC (“HCW” and the “HCW Sales Agreement”). Pursuant to the terms of the HCW Sales Agreement we may offer and sell our common shares, from time to time through HCW by any method deemed to be an “at-the-market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act. In 2024, we issued 637,460 shares under the HCW Sales Agreement for aggregate gross proceeds of $1.66 million.

The HCW Sales Agreement effectively replaced the sales agreement that we had concluded with A.G.P./Alliance Global Partners (“A.G.P.” and the “A.G.P. Sales Agreement”) on November 30, 2018 and amended on April 5, 2019. Pursuant to the terms of the A.G.P. Sales Agreement, the Company could offer and sell its common shares, from time to time through A.G.P. by any method deemed to be an “at-the-market” (ATM) offering as defined in Rule 415(a)(4) promulgated under the Securities Act. In 2023 we sold 104,147 common shares under the A.G.P. Sales Agreement for aggregate proceeds of $5.1 million. We terminated the A.G.P. Sales Agreement effective January 1, 2024.

On July 10, 2023, the Company closed a public offering of 43,750 common shares and 511,806 pre-funded warrants and accompanying common warrants to purchase up to 555,556 common shares, at a combined public offering price of $9.00 per share, pre-funded warrant and accompanying common warrant (the “2023 Public Offering”). The common warrants have an exercise price of CHF 8.00 per share, are exercisable immediately and expire five years from the date of issuance. The Company additionally granted 36,113 warrants to the Placement Agent with a strike price of CHF 10.00 and an exercise period of 5 years. As of December 31, 2023, all pre-funded warrants were exercised for a total amount of $112,597. The total gross proceeds from the offering amounted to $5,000,000 (CHF 4,444,445). Directly related transaction costs of $718,767 (were recorded as a deduction in equity. The fair value of each of the warrants issued was calculated using the Black-Scholes valuation model. The fair value calculation assumptions included volatility of 107.34% and an annual risk-free rate of 4.25%. The total fair value of the warrants issued amounted to $4,660,306 and was recorded in equity as a cost of the offering.

In connection with the 2024 Public Offering, the Company agreed to amend the terms of the common warrants issued in the 2023 Public Offering. Under the amendment, the exercise price on 555,556 warrants was lowered from CHF 8.00 per common share to the exercise prices of the newly issued Series A-1 and Series A-2 common warrants, i.e. to $0.72 per common share, and their duration was extended from July 10, 2028, to September 19, 2029.

On May 1, 2023, we entered into the 2023 FiveT Loan agreement, pursuant to which FiveT IM loaned CHF 2,500,000 ($2,782,415) to the Company bearing interest at the rate of 10% per annum and maturing 22 months from May 4, 2023. FiveT IM had the right to convert all or part of the convertible loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that FiveT IM owned no more than 4.99% of the common shares at any time. The conversion price was fixed at CHF 28.40 per common share (subject to adjustment for share splits or other similar events).

Commencing 60 days after May 4, 2023, we were to repay at least 1/20th of the outstanding loan plus accrued interest pro rata in monthly tranches which, at our discretion, could be paid at any time during the month either in: (i) cash plus 3% of the principal amount of the tranche or (ii) common shares, or a combination of both. Such shares were to be priced at the lower of (i) the mean daily trading volume weighted average price for the common shares on the 20 trading days preceding the repayment date or (ii) 90% of the daily trading volume weighted average price (“VWAP”) for common shares on the repayment date. We made the last amortization of the 2023 FiveT Loan on December 8, 2023. In total, we made aggregate cash payments of CHF 387,045 and issued an aggregate 443,294 common shares at an average price of CHF 5.07 to FiveT IM under the 2023 FiveT Loan.

Further, FiveT IM received warrants to purchase an aggregate of 81,274 common shares at an exercise price of CHF 30.76 per common share, which may be exercised up to five years. On December 7, 2023, we entered into a letter agreement (the “Warrant Inducement Agreement”) under which FiveT IM was granted the option to exercise the warrants by or before December 14, 2023 at a reduced exercise price which was defined as 90% of the daily trading volume weighted average price for our common shares on the NASDAQ stock exchange on the trading day following the date of each such exercise and receive additional warrants upon any such exercise. FiveT IM exercised all existing warrants at the weighted average exercise price of CHF 6.656 per common share, yielding proceeds of $614,896 to the Company. The repricing in accordance with the warrant inducement agreement led to a reclassification of a portion of the existing warrants from equity to derivative financial liabilities. A revaluation gain from derivative financial instruments of $16,768 was realized on the revaluation of the existing warrants between the date of the Warrant Inducement Agreement and the date of the exercise of the warrants. The fair value was determined using Black-Scholes valuation model. On December 15, 2023, we issued to FiveT IM new warrants to purchase 81,274 common shares at CHF 6.656 each for six months from their date of issuance and to purchase 81,274 common shares at CHF 6.656 each for two years from their date of issuance. The fair value of the new warrants issued was calculated using the Black-Scholes valuation model. Fair value assumptions included volatility of 113.4% and 115.0% and annual risk-free interest rates of 5.4% and 4.7% for the new warrants issued with 0.5 and 2 years maturity. The total fair value of the new warrants issued was CHF 165,041 and was recorded in equity. The warrants with a six-month duration expired on June 15, 2024.

On February 4, 2022, the Company entered into a convertible loan agreement with FiveT IM (the “2022 FiveT Loan”). The 2022 FiveT Loan of CHF 5.0 million, as amended, carried interest at the rate of 10% per annum and was to mature on May 31, 2023. FiveT IM had the right to convert all or part of the 2022 FiveT Loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that FiveT IM own no more than 4.9% of the common shares at any time. On April 13, 2023, the Company and FiveT IM entered into an amendment to the 2022 FiveT Loan (the “2022 FiveT Loan Amendment”), which amended the conversion price of the 2022 FiveT Loan to a fixed price equal to the lower of (a) the mean daily VWAP of the Company’s common shares on the Nasdaq Stock Market on the 20 trading days preceding the effective date of the 2022 FiveT Loan Amendment or (b) 90% of the VWAP on the effective date of the 2022 FiveT Loan Amendment. From April 13, 2023, to April 17, 2023, FiveT IM converted the entire 2022 FiveT Loan into an aggregate 217,051 common shares at a conversion price of $28.95 (CHF 25.73) per share. As a result, the 2022 FiveT Loan is no longer outstanding and has been terminated.

On December 5, 2022, the Company entered into a purchase agreement and a Registration Rights Agreement with Lincoln Park Capital Fund, LLC (the “2022 Commitment Purchase Agreement”). Pursuant to the purchase agreement, LPC agreed to subscribe for up to $10,000,000 of our common shares over the 24-month term of the purchase agreement. As consideration for LPC’s irrevocable commitment to purchase common shares upon the terms of and subject to satisfaction of the conditions set forth in the 2022 Commitment Purchase Agreement, the Company agreed to issue 2,500 common shares immediately to LPC as commitment shares. In 2024, we issued an aggregate 1,286,279 common shares for aggregate proceeds of $1,720,930 and in 2023, we issued an aggregate 17,500 common shares for aggregate proceeds of $854,475 to LPC under the 2022 Commitment Purchase Agreement. The 2022 Commitment Purchase Agreement expired on January 1, 2025.